Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Related party revenues	¥ 1,584,783	$ 242,878	¥ 1,673,982	¥ 1,651,805
One-time commissions | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	129,823	19,896	240,808	294,984
Recurring service fees
Related Party Transaction [Line Items]
Related party revenues	1,242,453	190,414	1,339,627	1,227,061
Recurring service fees | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	927,611	142,162	1,009,568	929,911
Recurring service fees | Wanjia Win-Win
Related Party Transaction [Line Items]
Related party revenues			688
Recurring service fees | Sequoia Capital Investment Management Tianjin Company Limited
Related Party Transaction [Line Items]
Related party revenues	12,411	1,902	15,759	33,009
Recurring service fees | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues	302,431	46,350	313,612	252,782
Recurring service fees | Wuhu Bona Film Investment Management Limited
Related Party Transaction [Line Items]
Related party revenues				8,491
Recurring service fees | Recurring Services Fee Earned from Funds Subscribed by Shareholders
Related Party Transaction [Line Items]
Related party revenues				2,868
Performance-based income
Related Party Transaction [Line Items]
Related party revenues	208,996	32,030	89,648	100,533
Performance-based income | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	140,050	21,464	34,248	92,128
Performance-based income | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues	68,946	10,566	36,800	8,405
Performance-based income | Zhejiang Vanke
Related Party Transaction [Line Items]
Related party revenues			18,600
Other Service Fees
Related Party Transaction [Line Items]
Related party revenues	3,511	538	3,899	29,227
Other Service Fees | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues	86	13
Other Service Fees | Other Services Subscribed by Shareholders
Related Party Transaction [Line Items]
Related party revenues	¥ 3,425	$ 525	¥ 3,899	¥ 29,227